Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On August 26, 2021, the Company entered into a subscription agreement with an institutional investor for the sale of up to 2,857,142 ordinary shares of the Company (the “Ordinary Shares”) for total gross proceeds of up to approximately $10,000,000 (the “Offering”). Each Ordinary Share will be accompanied by a warrant exercisable to purchase one Ordinary Share at an exercise price of $4.40 per share (the “Warrant”). Each Ordinary Share and Warrant are being sold at a fixed combined purchase price of $3.50. Each warrant will be exercisable immediately, and will expire on the first anniversary of the date of issuance.

On September 2, 2021, Leshare Beijing repaid the $1,549 of short-term bank loan to Xiamen International Bank. On September 6, 2021, Leshare Beijing borrowed a new bank loans with amount of $1,084 from Xiamen International Bank for working capital needs, which bears a fix interest rate of 6.0% with due date on March 5, 2022.